14. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details Narrative) R$ in Millions				12 Months Ended
	Aug. 18, 2020 BRL (R$)	Aug. 05, 2020 BRL (R$)	Jun. 25, 2020	Dec. 31, 2020 BRL (R$) N	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets deemed cost				R$ 816	R$ 816
Grant acquisition period				30 years
Pass-throughs of funds				R$ 63	R$ 361	R$ 794
Aneel [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Receivable asset				R$ 222
Other Disposals Of Assets [member] | Regulated Market [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Output sales percentage				70.00%
Other Disposals Of Assets [member] | Free Market [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Output sales percentage				30.00%
Usina hidreletrica jaguara [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets deemed cost				R$ 174
Usina hidreletrica sao simao [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets deemed cost				3
Usina hidreletrica miranda [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets deemed cost				R$ 23
Hydro Electric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Number of plants | N				18
Cost of acquisition				R$ 2,216
Cemig D [member] | Aneel [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Tariff amount	R$ 714	R$ 714		R$ 266
Description of tariff adjustment			The grantor (Aneel) approved the Annual Adjustment for Cemig D, which would be in effect from May 28, 2020 to May 27, 2021, with an average increase for customers of 4.27%. This result reflected Cemig D’s manageable costs (Portion B), of 0.84% and the direct pass-through, within the tariff, of 3.43%, the latter having zero economic effect, not affecting profitability, relating to the following itens: (i) increase of 5.30% in non-manageable (‘Parcel A’) costs – mainly purchase of energy supply, regulatory charges and transmission charges; (ii) increase of 6.71% in the financial components of the current process, led by the CVA currently being processed, which had an effect of 5.47%; and (iii) 8.58% was withdrawn from the financial components of the prior process. Although the adjustment is effective from May 28, 2020 to May 27, 2021, its application was suspended until June 30, 2020, maintaining the previous tariffs during the suspension period. Cemig D also recognized the right to receive a total of R$51, based on the energy market, for non-receipt of the additional tariff component in the period. Considering that the amount of R$63 was received from Covid Account funds on July 31, 2020, completing the total amount established for Cemig D to receive in Covid Account funds, under Normative Resolution 885/2020, the Company recognized a net obligation of R$12, updated by the Selic rate until September 30, 2020. For more information on the Covid-account, see Note 1(e) to this financial statements.